QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2014
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
Schedule of quarterly results of operations

The unaudited selected quarterly results of operations are as follows (in thousands, except for per share amounts):

	Quarter
	First	Second	Third	Fourth(1)	Year
2014
Revenues	$150,571	$144,946	$145,481	$152,055	$593,053
Operating income	13,013	9,622	10,771	376	33,782
Net income (loss)	7,489	4,724	5,676	(5,749)	12,140
Net income
Basic earnings per share	$0.11	$0.07	$0.09	$(0.09)	$0.18
Diluted earnings per share	$0.11	$0.07	$0.09	$(0.09)	$0.18
Weighted average common shares outstanding
Basic	65,910	65,970	65,589	65,608	65,780
Diluted	67,370	67,087	66,747	66,397	66,863
2013
Revenues	$146,822	$149,065	$146,101	$140,456	$582,444
Operating income	12,901	13,633	11,420	11,196	49,150
Net income	6,136	6,776	5,782	5,704	24,398
Net income
Basic earnings per share	$0.09	$0.10	$0.09	$0.09	$0.37
Diluted earnings per share	$0.09	$0.10	$0.09	$0.08	$0.36
Weighted average common shares outstanding
Basic	66,697	66,116	65,525	65,730	66,014
Diluted	67,882	66,993	66,630	67,394	67,205

(1)	Our fourth quarter results of operations include the operating results of Multimedia Games as well as the costs related to the Merger.